Effective immediately, the paragraph titled "Statement of Additional Information (SAI)" located on the back cover page of the prospectus, is restated in its entirety as follows:

Statement of Additional Information (SAI). The SAI, dated July 29, 2015 (As Amended March 15, 2016), as may be supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

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